Cover Page	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2026
Entity Registrant Name	ScanSource, Inc.
Entity Incorporation, State or Country Code	SC
Entity File Number	00-26926
Entity Tax Identification Number	57-0965380
Entity Address, Address Line One	6 Logue Court
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29615
City Area Code	864
Local Phone Number	288-2432
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SCSC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000918965
Amendment Flag	false